Subsequent Events (Details)				1 Months Ended							12 Months Ended
	Apr. 03, 2019 USD ($) $ / shares shares	Mar. 08, 2019 USD ($)	Mar. 06, 2018 USD ($) shares	Apr. 18, 2019 USD ($)	Mar. 29, 2019 shares	Mar. 26, 2019 $ / shares shares	Mar. 25, 2019 USD ($) shares	Mar. 06, 2019 USD ($) shares	Jan. 25, 2019 USD ($) shares	Dec. 19, 2018 Number	Apr. 03, 2019 USD ($) Number $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Mar. 31, 2019 USD ($) $ / shares shares	Mar. 31, 2018 USD ($)	Dec. 31, 2017 $ / shares shares
Subsequent Events (Textual)
Number of restricted common stock issued | shares						8,600,298
Interest												$ 14,788	$ 4,645	$ 658
Principal amount												$ 18,000	$ 17,486
Common stock, par value (in dollars per share) | $ / shares												$ 0.001	$ 0.001		$ 0.001
Common stock, authorized | shares												1,000,000,000	1,000,000,000		1,000,000,000
Preferred stock, par value (in dollars per share) | $ / shares												$ 0.001	$ 0.001		$ 0.001
Preferred stock, authorized | shares												10,000,000	10,000,000		10,000,000
Stock issued												$ 55,000
Convertible Promissory Note [Member]
Subsequent Events (Textual)
Principal amount			$ 35,000
Number of common stock issued for conversion | shares			26,398,734
Convertible Promissory Note [Member] | Principal [Member]
Subsequent Events (Textual)
Principal amount			$ 26,920
Convertible Promissory Note [Member] | Interest [Member]
Subsequent Events (Textual)
Principal amount			$ 4,255
Series B Convertible Preferred Stock [Member]
Subsequent Events (Textual)
Preferred stock, par value (in dollars per share) | $ / shares	$ 0.001										$ 0.001
Preferred stock, authorized | shares	1,500,000										1,500,000
Dividends | $ / shares	$ 1.15										$ 1.15
Redemptions price per share | $ / shares	1.35										$ 1.35
Series B Preferred [Member]
Subsequent Events (Textual)
Preferred stock, authorized | shares												1,500,000	1,500,000
Series A Preferred [Member]
Subsequent Events (Textual)
Preferred stock, authorized | shares												1	1
Common Stock
Subsequent Events (Textual)
Stock issued												$ 11,000
Stock issued (in shares) | shares												11,000,000
Unrelated Third Party [Member]
Subsequent Events (Textual)
Common stock, par value (in dollars per share) | $ / shares												$ 0.005
Stock issued (in shares) | shares												11,000,000
Maxim [Member]
Subsequent Events (Textual)
Number of restricted common stock issued | shares					8,598,578
Employment Services Agreements [Member] | Former Chief Executive Officers [Member]
Subsequent Events (Textual)
Trading days | Number										30
Securities Exchange Agreement [Member] | Maxim [Member] | LGBT Loyalty LLC [Member]
Subsequent Events (Textual)
Number of restricted common stock issued | shares									120,959,996
Percentage of shares issued and outstanding									49.99%
Subsequent Event [Member]
Subsequent Events (Textual)
Volume weighted average price Description									The Management Warrants are automatically exercisable for shares of our restricted common stock following the Share Increase at an exercise price equal to a 10% discount to the volume weighted average price.
Percentage of Preferred Stock converted									99.98%
Common stock, par value (in dollars per share) | $ / shares						$ 0.001
Common stock, authorized | shares						1,000,000,000
Preferred stock, par value (in dollars per share) | $ / shares						$ 0.001
Preferred stock, authorized | shares						10,000,000
Subsequent Event [Member] | Convertible Promissory Note [Member]
Subsequent Events (Textual)
Principal amount								$ 35,000
Number of common stock issued for conversion | shares								20,763,440
Conversion price								0.15%
Subsequent Event [Member] | Convertible Promissory Note [Member] | Principal [Member]
Subsequent Events (Textual)
Principal amount								$ 26,920
Subsequent Event [Member] | Convertible Promissory Note [Member] | Interest [Member]
Subsequent Events (Textual)
Principal amount								$ 4,255
Subsequent Event [Member] | Series A Convertible Preferred Stock [Member]
Subsequent Events (Textual)
Number of restricted common stock issued | shares						8,598,578
Subsequent Event [Member] | Series B Convertible Preferred Stock [Member]
Subsequent Events (Textual)
Volume weighted average price Description											20% discount to the lowest volume weighted average price (“VWAP”) for our common stock on our principal trading market during the five (5) trading days immediately prior to the automatic conversion date.
Common stock, par value (in dollars per share) | $ / shares	0.10										$ 0.10
Preferred stock, par value (in dollars per share) | $ / shares	$ 0.001										$ 0.001
Preferred stock, authorized | shares	1,500,000										1,500,000
Dividends | $ / shares	$ 1.15										$ 1.15
Redemptions price per share | $ / shares	$ 1.35										$ 1.35
Trading days | Number											10
Gross proceeds from offering											$ 3,000,000
Preferred Stock conversion description											All automatic and optional conversions of Series B Preferred Stock must be for a minimum of 5,000 shares of Series B Preferred except in cases where the holder owns less than 5,000 shares and is converting all Series B Preferred shares then owned by the holder.
Dividend rate											12.00%
Subsequent Event [Member] | Common Stock
Subsequent Events (Textual)
Stock issued				$ 2,000,000
Subsequent Event [Member] | Brian Neal [Member]
Subsequent Events (Textual)
Number of restricted common stock issued | shares						4,609,458
Due to related party									$ 25,054
Compensation									24,000
Interest									1,054
Subsequent Event [Member] | Robert Gayman [Member]
Subsequent Events (Textual)
Number of restricted common stock issued | shares						3,990,840
Due to related party									161,629
Compensation									154,600
Interest									7,029
Subsequent Event [Member] | Robert Blair [Member]
Subsequent Events (Textual)
Due to related party									161,629
Compensation									154,600
Interest									$ 7,029
Subsequent Event [Member] | Five persons [Member] | Series B Convertible Preferred Stock [Member]
Subsequent Events (Textual)
Stock issued	$ 125,000
Stock issued (in shares) | shares	125,000
Share price | $ / shares	$ 1.00										$ 1.00
Subsequent Event [Member] | LZ Gunderson [Member] | Common Stock
Subsequent Events (Textual)
Stock issued				1,000,000
Subsequent Event [Member] | RobertTull [Member] | Common Stock
Subsequent Events (Textual)
Stock issued				$ 1,000,000
Subsequent Event [Member] | Securities Exchange Agreement [Member] | Maxim [Member] | LGBT Loyalty LLC [Member]
Subsequent Events (Textual)
Number of restricted common stock issued | shares									120,959,996
Percentage of shares issued and outstanding									49.99%
Subsequent Event [Member] | Director [Member]
Subsequent Events (Textual)
Annual Fee		$ 25,000
Commissions Description		Direct (20% commissions) and indirect (10% commissions) sales related to our LGBT Loyalty Sponsorship Programs, the terms of which will be set forth in separate agreements between us and each of Messrs. Frank and Bean.
Subsequent Event [Member] | Board of Directors [Member] | Martina Navratilova [Member]
Subsequent Events (Textual)
Number of restricted common stock issued | shares							1,000,000
Common stock payble for annual fee							$ 25,000